CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (UNAUDITED) ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2024 USD ($)	Jun. 30, 2024 CNY (¥)	Jun. 30, 2023 CNY (¥)
Profit or loss [abstract]
LOSS FOR THE PERIOD	$ (17)	¥ (122)	¥ (9,461)
Other comprehensive (loss)/income that will be reclassified to profit or loss in subsequent periods:
Foreign currency translation adjustments of the subsidiaries	549	3,991	(5,129)
Other comprehensive income that will not be reclassified to profit or loss in subsequent periods:
Foreign currency translation adjustments of the Company	600	4,358	4,747
Total other comprehensive (loss)/ income for the period, net of tax	1,149	8,349	(382)
TOTAL COMPREHENSIVE LOSS FOR THE YEAR	1,132	8,227	(9,843)
Owners of the Company
From continuing operations	1,132	8,227	(4,888)
From discontinued operations			(6,236)
Non-controlling interests
From continuing operations
From discontinued operations			1,281
TOTAL COMPREHENSIVE LOSS FOR THE YEAR	$ 1,132	¥ 8,227	¥ (9,843)